UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE 68137

(Address of principal executive offices)(Zip code)

James Ash

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 6/30/12

Item 1.  Schedule of Investments.

Triex Tactical Long-Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012
Shares		Value

	MUTUAL FUNDS - 37.1%
	EQUITY FUNDS - 37.1%
6,133	ProFunds NASDAQ 100 Pro Fund *	$ 212,512
19,870	Rydex Inverse OTC 2x Strategy Fund *	194,131
17,818	Rydex Inverse S&P 500 2x Strategy Fund *	183,349
	TOTAL MUTUAL FUNDS (Cost - $598,676)	589,992

	SHORT-TERM INVESTMENTS - 62.7%
	MONEY MARKET FUNDS - 39.6%
629,321	Federated Government Obligations Money Market Fund, 0.02% **	629,321
366,323	Rydex US Government Core Money Market Fund, 0.00% **	366,323
	TOTAL SHORT-TERM INVESMENTS (Cost - $995,644)	995,644

	TOTAL INVESTMENTS - 99.8% (Cost - $1,594,320) (a)	$ 1,585,636
	OTHER ASSETS LESS LIABILITIES - 0.2%	3,469
	NET ASSETS - 100.0%	$ 1,589,105

*	Non-Income producing security.
**	Money market fund; interest rate reflects effective yield on June 30, 2012.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the
	same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 12,511
	Unrealized depreciation	(21,195)
	Net unrealized depreciation	$ (8,684)

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 589,992	$ -	$ -	$ 589,992
Money Market Funds	$ 995,644	$ -	$ -	$ 995,644
Total	$ 1,585,636	$ -	$ -	$ 1,585,636
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

8/29/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

8/29/12